Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Inventories
Raw materials and merchandise	€ 3,555	€ 3,017
Work in progress	7,754	6,522
Total current inventories	€ 11,309	€ 9,539